Reserves (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [line items]
Total Reserves	£ 861	£ 3,183
Currency translation reserve
Disclosure of reserves within equity [line items]
Total Reserves	2,581	2,736
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Total Reserves	(118)	244
Cash flow hedging reserve
Disclosure of reserves within equity [line items]
Total Reserves	(618)	1,181
Own credit reserve
Disclosure of reserves within equity [line items]
Total Reserves	(960)	(954)
Other reserves
Disclosure of reserves within equity [line items]
Total Reserves	£ (24)	£ (24)